Segment Information - Schedule of Segment Information Related To CODM (Details) - A PARADISE ACQUISITION CORP. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
General and administrative and legal and professional expenses	$ 16,541,308	$ 3,348,257	$ 26,889,032	$ 4,451,508
A PARADISE ACQUISITION CORP.
Segment Reporting Information [Line Items]
General and administrative and legal and professional expenses	374,239	34,600	1,038,358	75,562
Interest earned on marketable securities held in Trust Account	$ 1,787,764	$ 0	$ 3,318,154	$ 0